LOSS PER SHARE (Details)	6 Months Ended			12 Months Ended
	Jun. 30, 2020 USD ($) $ / shares shares	Jun. 30, 2020 CNY (¥) ¥ / shares shares	Jun. 30, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares	Dec. 31, 2017 CNY (¥) ¥ / shares shares
Numerator:
Net loss attributable to ordinary shareholders before change in redeemable noncontrolling interest			¥ (40,486,287)	$ (25,538,677)	¥ (177,795,168)	¥ (217,092,926)	¥ (118,165,850)
Change in redeemable noncontrolling interest			10,497,201	$ 1,842,569	¥ 12,827,598	¥ 40,918,773	¥ 57,126,233
Net loss attributable to ordinary shareholders | ¥			¥ (50,983,488)
Denominator:
Denominator for basic and diluted loss per share - weighted-average shares outstanding			84,283,464	106,407,008	106,407,008	62,114,760	33,426,448
Loss per share - Basic and diluted | (per share)		¥ 3.88	¥ (0.60)	$ (0.26)	¥ (1.79)	¥ (4.15)	¥ (5.24)
Restated
Numerator:
Net loss attributable to ordinary shareholders before change in redeemable noncontrolling interest	$ 51,336,335	¥ 362,696,340
Change in redeemable noncontrolling interest	104,492	738,246
Net loss attributable to ordinary shareholders	$ 51,231,843	¥ 361,958,094
Denominator:
Denominator for basic and diluted loss per share - weighted-average shares outstanding	115,876,017	115,876,017
Loss per share - Basic and diluted | (per share)	$ 0.44	¥ 3.12